UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03101
Investment Company Act File Number

Calvert Management Series
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

December 31
Date of Fiscal Year End

March 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Responsible Municipal Income Fund
Calvert Absolute Return Bond Fund

CALVERT RESPONSIBLE MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 97.0%
Bond Bank - 2.9%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	1,000,000	1,216,920
Illinois Finance Authority, Clean Water Initiative Revolving Fund, 5.00%, 7/1/32	1,500,000	1,742,955
Indiana Finance Authority, State Revolving Fund, Green Bonds, 5.00%, 2/1/29	1,000,000	1,217,590
		4,177,465

Education - 6.0%
Grand Valley State University, MI, 5.00%, 12/1/33	1,000,000	1,129,110
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130,000	1,249,972
Ohio State University, 5.00%, 12/1/29	1,915,000	2,346,584
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550,000	1,590,300
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000,000	2,276,700
		8,592,666

Electric Utilities - 1.4%
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	1,120,000	1,227,139
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655,000	764,130
		1,991,269

Escrowed/Prerefunded - 7.1%
Highlands County Health Facilities Authority, FL, (Adventist Health System), Prerefunded to 11/15/19, 5.625%, 11/15/37	5,000	5,312
Kansas Development Finance Authority, (Adventist Health System):
Prerefunded to 11/15/19, 5.50%, 11/15/29	20,000	21,144
Prerefunded to 11/15/19, 5.75%, 11/15/38	25,000	26,529
Montgomery County, OH, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.00%, 5/1/39	875,000	905,887
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), Prerefunded to 8/1/19, 5.125%, 8/1/35	4,010,000	4,194,340
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/42	3,700,000	3,844,522
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85,000	105,986
Washington, Prerefunded to 2/1/19, 5.00%, 2/1/23	1,000,000	1,028,330
		10,132,050

General Obligations - 24.4%
Bexar County, TX:
4.00%, 6/15/32	2,000,000	2,125,920
Prerefunded to 6/15/19, 5.00%, 6/15/35	3,000,000	3,119,220
California, 4.00%, 9/1/32	1,000,000	1,073,060
California, Green Bonds, 3.75%, 10/1/37	1,000,000	1,020,240
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000,000	1,093,430

Hawaii, 4.00%, 10/1/34	2,000,000	2,124,300
Honolulu City and County, HI, 5.00%, 12/1/34	1,000,000	1,078,150
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460,000	2,591,241
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000,000	2,163,300
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000,000	2,320,120
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670,000	1,867,227
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000,000	1,202,430
Mt. Lebanon School District, PA, Prerefunded to 2/15/19, 5.00%, 2/15/27	2,000,000	2,058,440
New York, NY, 5.00%, 8/1/26	2,000,000	2,280,000
North East Independent School District, TX, (PSF guaranteed), 5.25%, 2/1/26	1,000,000	1,199,090
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000,000	2,415,840
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000,000	1,194,870
Green Bonds, 5.00%, 8/1/37	1,000,000	1,182,170
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545,000	1,686,939
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000,000	1,128,730
		34,924,717

Hospital - 7.1%
California Health Facilities Financing Authority, (Kaiser Permanente), Green Bonds, 5.00%, 11/1/27	215,000	263,192
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.625%, 11/15/37	1,075,000	1,141,983
Kansas Development Finance Authority, (Adventist Health System):
5.50%, 11/15/29	980,000	1,041,221
5.75%, 11/15/38	975,000	1,036,873
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	500,000	574,935
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000,000	2,018,200
Montgomery County, OH, (Catholic Health Initiatives), 5.00%, 5/1/39	1,625,000	1,660,734
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000,000	2,390,480
		10,127,618

Housing - 7.0%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	1,240,000	1,423,694
Idaho Housing and Finance Association, 3.10%, 7/1/24	955,000	980,116
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575,000	1,657,530
4.35%, 7/1/50	1,000,000	1,032,400
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750,000	738,038
New York City Housing Development Corp., NY, 3.80%, 11/1/30	1,000,000	1,032,880
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500,000	505,530
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000,000	1,018,980
Utah Housing Corp., 4.00%, 1/1/36	1,660,000	1,715,809
		10,104,977

Industrial Development Revenue - 9.4%

California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	350,000	354,984
Cobb County Development Authority, GA, (Waste Management, Inc.), 1.875% to 10/1/19 (Put Date), 4/1/33	1,000,000	998,310
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000,000	1,016,390
4.45%, 11/1/36	1,000,000	1,046,840
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29 (a)	1,180,000	1,181,062
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44 (a)	1,000,000	910,760
New York Transportation Development Corp., (American Airlines, Inc.), (AMT), 5.00%, 8/1/20	3,000,000	3,171,960
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000,000	987,090
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500,000	506,405
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund:
5.00%, 10/1/30	1,000,000	1,139,720
5.00%, 10/1/31	1,000,000	1,137,500
Washington Economic Development Finance Authority, (Waste Management, Inc.), 2.125%, 6/1/20 (a)	1,000,000	997,990
		13,449,011

Insured - General Obligations - 4.1%
Hidalgo County Drainage District No. 1, TX, (AGC), Prerefunded to 9/1/18, 5.00%, 9/1/25	3,010,000	3,053,224
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000,000	819,210
Miami-Dade County, FL, (AMBAC), 7.75%, 10/1/18	2,000,000	2,061,540
		5,933,974

Insured - Housing - 0.4%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/43	500,000	565,705

Insured - Industrial Development Revenue - 0.8%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	1,000,000	1,120,970

Other Revenue - 6.9%
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915,000	1,963,871
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000,000	2,308,740
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170,000	1,192,815
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	500,000	521,720
4.00%, 10/1/35	600,000	624,852
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000,000	1,251,840
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855,000	1,997,538
		9,861,376

Senior Living/Life Care - 1.7%
Miami-Dade County Industrial Development Authority, FL, (Miami Cerebral Palsy Residential Services, Inc.), 8.00%, 6/1/22	375,000	376,522

Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	1,875,000	2,042,719
		2,419,241

Special Tax Revenue - 8.5%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	1,100,000	1,168,673
Green Bonds, 5.00%, 11/1/35	1,000,000	1,144,110
Harris County Flood Control District, TX, Prerefunded to 10/1/20, 5.00%, 10/1/27	3,450,000	3,718,099
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000,000	1,161,060
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275,000	2,658,793
New York State Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000,000	1,097,870
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000,000	1,245,480
		12,194,085

Water and Sewer - 9.3%
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000,000	2,352,040
Boston Water and Sewer Commission, MA, Prerefunded to 11/1/19, 5.00%, 11/1/30	1,000,000	1,051,310
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150,000	179,155
5.00%, 1/1/28	770,000	917,001
East Bay Municipal Utility District, CA, Green Bonds, 5.00%, 6/1/35	1,000,000	1,183,750
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/30	1,000,000	1,160,370
Green Bonds, 5.00%, 10/1/36	1,000,000	1,140,940
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/38	2,000,000	2,344,480
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500,000	1,780,035
Green Bonds, 5.00%, 8/1/40	1,000,000	1,153,540
		13,262,621

Total Municipal Obligations (Cost $137,228,186)		138,857,745

TOTAL INVESTMENTS (Cost $137,228,186) - 97.0%		138,857,745
Other assets and liabilities, net - 3.0%		4,359,094
NET ASSETS - 100.0%		143,216,839

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $3,089,812, which represents 2.2% of the net assets of the Fund as of March 31, 2018.

Abbreviations:
AGC:	Assured Guaranty Corp.
AGM:	Assured Guaranty Municipal Corp.
AMBAC:	AMBAC Financial Group, Inc.
AMT:	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
PSF:	Permanent School Fund

At March 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California 14.1%
Texas 10.9%
Others, representing less than 10% individually 72.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2018, 5.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 2.8% of total investments.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Short:
U.S. 5-Year Treasury Note	(36)	Jun-18	$(4,120,594)	$(9,355)
U.S. 10-Year Treasury Note	(34)	Jun-18	(4,118,781)	(25,571)
U.S. Long Treasury Bond	(35)	Jun-18	(5,131,875)	(106,430)
Total Short				$(141,356)

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2018, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
At March 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $141,356.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$138,857,745	$—	$138,857,745
Total Investments	$—	$138,857,745	$—	$138,857,745

Derivative Instruments - Liabilities
Futures Contracts(1)	$(141,356)	$—	$—	$(141,356)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT ABSOLUTE RETURN BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 50.5%
Communications - 2.0%
AT&T, Inc.:
2.723%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (a)	1,194,000	1,211,386
4.25%, 3/1/27	540,000	546,515
SBA Communications Corp., 4.00%, 10/1/22 (b)	388,000	373,450
Verizon Communications, Inc., 4.862%, 8/21/46	400,000	404,535
		2,535,886

Consumer, Cyclical - 10.1%
American Airlines Pass-Through Trust:
Series B, 5.25%, 7/15/25	142,907	148,445
Series B, 5.60%, 1/15/22 (b)	1,494,643	1,533,354
Azul Investments LLP, 5.875%, 10/26/24 (b)	1,040,000	1,027,000
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	600,000	627,000
CVS Health Corp.:
2.687%, (3 mo. USD LIBOR + 0.63%), 3/9/20 (a)	368,000	369,484
2.777%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (a)	368,000	370,921
3.125%, 3/9/20	481,000	482,160
4.30%, 3/25/28	250,000	252,041
Ford Motor Credit Co. LLC:
2.861%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (a)	725,000	728,923
2.875%, 10/1/18	3,509,000	3,512,690
Lennar Corp., 4.50%, 11/15/19	650,000	657,312
New Albertsons, Inc., 7.75%, 6/15/26	500,000	432,500
Nordstrom, Inc.:
4.00%, 3/15/27	120,000	117,059
5.00%, 1/15/44	500,000	470,685
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (b)	592,417	602,044
Wyndham Worldwide Corp.:
4.15%, 4/1/24	375,000	374,370
4.50%, 4/1/27	892,000	887,082
		12,593,070

Energy - 1.4%
Oceaneering International, Inc.:
4.65%, 11/15/24	1,515,000	1,463,358
6.00%, 2/1/28	275,000	272,249
		1,735,607

Financial - 24.3%
Ally Financial, Inc.:

3.25%, 11/5/18	1,100,000	1,102,750
3.50%, 1/27/19	1,135,000	1,139,256
3.60%, 5/21/18	2,070,000	2,072,588
4.125%, 3/30/20	1,525,000	1,534,531
Banco Santander S.A., 3.01%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (a)	1,165,000	1,175,263
Bank of America Corp.:
2.124%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (a)	800,000	796,163
2.815%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (a)	1,105,000	1,100,384
2.924%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	828,000	841,173
Capital One Financial Corp., 2.487%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (a)	2,550,000	2,533,229
Capital One NA, 2.611%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (a)	520,000	521,107
CBL & Associates LP:
5.25%, 12/1/23	213,000	184,424
5.95%, 12/15/26 (c)	438,000	368,959
CIT Group, Inc.:
3.875%, 2/19/19	895,000	901,489
4.125%, 3/9/21	271,000	273,033
Citigroup, Inc.:
2.691%, (3 mo. USD LIBOR + 0.95%), 7/24/23 (a)	1,150,000	1,155,210
3.117%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (a)	1,000,000	1,014,556
4.125%, 7/25/28	400,000	395,498
Credit Acceptance Corp.:
6.125%, 2/15/21	620,000	627,564
7.375%, 3/15/23	80,000	83,700
Crown Castle International Corp.:
3.20%, 9/1/24	89,000	85,417
3.65%, 9/1/27	156,000	148,831
EPR Properties, 4.50%, 6/1/27	610,000	595,419
Goldman Sachs Group, Inc. (The):
2.741%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (a)	1,925,000	1,926,155
2.876% to 10/31/21, 10/31/22 (d)	413,000	404,398
3.022%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (a)	1,150,000	1,155,735
3.691% to 6/5/27, 6/5/28 (d)	260,000	252,184
Morgan Stanley:
2.295%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (a)	2,000,000	2,001,640
2.633%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	1,000,000	1,003,162
2.674%, (3 mo. USD LIBOR + 0.93%), 7/22/22 (a)	775,000	778,302
OneMain Financial Holdings LLC, 7.25%, 12/15/21 (b)	2,128,000	2,206,470
Springleaf Finance Corp., 6.875%, 3/15/25	630,000	633,938
Synchrony Financial:
3.00%, 8/15/19	422,000	420,834
3.017%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (a)	720,000	729,557
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (b)	222,000	235,043
		30,397,962

Industrial - 1.0%
Jabil, Inc., 3.95%, 1/12/28	209,000	202,893

JSL Europe S.A., 7.75%, 7/26/24 (b)	375,000	382,031
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 5.75%, 10/15/20	634,766	643,494
		1,228,418

Technology - 11.7%
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (b)	975,000	979,621
4.42%, 6/15/21 (b)	530,000	543,952
DXC Technology Co., 2.956%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	2,420,000	2,423,006
EMC Corp., 1.875%, 6/1/18	4,786,000	4,772,328
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	947,000	948,088
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (b)	330,000	328,350
4.125%, 6/1/21 (b)	200,000	202,500
4.625%, 6/15/22 (b)	560,000	574,000
4.625%, 6/1/23 (b)	600,000	612,180
Seagate HDD Cayman, 4.875%, 6/1/27	1,495,000	1,418,484
Western Digital Corp., 4.75%, 2/15/26	1,780,000	1,779,421
		14,581,930

Total Corporate Bonds (Cost $63,297,416)		63,072,873

ASSET-BACKED SECURITIES - 33.0%

Automobile - 0.5%
Avis Budget Rental Car Funding LLC, Series 2013-1A, Class B, 2.62%, 9/20/19 (b)	290,000	289,786
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (b)	305,678	306,323
		596,109

Consumer Loan - 16.5%
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (b)	1,954,133	1,963,223
Series 2015-PM2, Class B, 4.00%, 3/15/22 (b)	8,124	8,128
Series 2015-PM3, Class B, 4.31%, 5/16/22 (b)	154,455	154,738
Series 2015-PM3, Class C, 6.99%, 5/16/22 (b)	1,000,000	1,021,225
Series 2016-MF1, Class A, 4.48%, 8/15/22 (b)	121,999	122,260
Conn Funding II LP:
Series 2017-A, Class B, 5.11%, 2/15/20 (b)	1,470,000	1,481,906
Series 2017-B, Class A, 2.73%, 7/15/20 (b)	266,232	265,814
Series 2017-B, Class B, 4.52%, 11/15/20 (b)	1,890,000	1,904,529
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (b)	102,439	102,419
Series 2017-NP1, Class B, 3.17%, 4/17/23 (b)	713,000	712,441
Series 2017-P1, Class A, 2.42%, 9/15/23 (b)	2,491,581	2,485,663
Series 2017-P2, Class A, 2.61%, 1/15/24 (b)	370,011	368,945
Marlette Funding Trust:

Series 2017-1A, Class B, 4.114%, 3/15/24 (b)	750,000	756,072
Series 2017-3A, Class A, 2.36%, 12/15/24 (b)	270,018	269,049
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (b)	1,326,103	1,333,134
OneMain Financial Issuance Trust:
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)	448,611	449,317
Series 2015-1A, Class A, 3.19%, 3/18/26 (b)	561,793	563,708
Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	324,553	324,519
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (b)	553,318	553,656
Series 2017-1A, Class B, 3.65%, 6/15/23 (b)	1,400,000	1,405,938
Series 2017-2A, Class A, 2.41%, 9/15/23 (b)	611,022	609,710
Series 2017-2A, Class B, 3.48%, 9/15/23 (b)	1,250,000	1,247,887
Series 2017-3A, Class A, 2.36%, 11/15/23 (b)	1,393,178	1,388,101
Series 2017-3A, Class B, 3.36%, 11/15/23 (b)	560,000	556,508
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (b)	36,823	36,502
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)	452,787	452,755
		20,538,147

Other - 7.3%
Colony Starwood Homes Trust:
Series 2016-1A, Class C, 4.458%, (1 mo. USD LIBOR + 2.65%), 7/17/33 (a)(b)	1,000,000	1,007,509
Series 2016-1A, Class D, 4.908%, (1 mo. USD LIBOR + 3.10%), 7/17/33 (a)(b)	960,000	979,093
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (b)(e)	160,852	162,254
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (b)	200,000	202,063
Invitation Homes Trust:
Series 2015-SFR1, Class D, 4.897%, (1 mo. USD LIBOR + 3.00%), 3/17/32 (a)(b)	480,000	481,044
Series 2015-SFR2, Class E, 4.958%, (1 mo. USD LIBOR + 3.15%), 6/17/32 (a)(b)	100,000	100,338
Series 2015-SFR2, Class F, 5.508%, (1 mo. USD LIBOR + 3.70%), 6/17/32 (a)(b)	350,000	353,395
Series 2017-SFR2, Class D, 3.608%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (a)(b)	353,000	356,121
Series 2018-SFR1, Class C, 3.058%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (a)(b)	120,000	120,988
Progress Residential Trust, Series 2016-SFR1, Class E, 5.658%, (1 mo. USD LIBOR + 3.85%), 9/17/33 (a)(b)	2,686,000	2,730,791
Sierra Timeshare Receivables Funding LLC:
Series 2014-1A, Class B, 2.42%, 3/20/30 (b)	96,582	96,125
Series 2014-2A, Class B, 2.40%, 6/20/31 (b)	285,155	283,842
Series 2014-3A, Class B, 2.80%, 10/20/31 (b)	73,197	72,854
Series 2015-3A, Class B, 3.08%, 9/20/32 (b)	241,609	240,152
SolarCity LMC:
Series 2014-1, Class A, 4.59%, 4/20/44 (b)	318,306	319,594
Series 2014-2, Class A, 4.02%, 7/20/44 (b)	84,938	79,924
Series 2014-2, Class B, 5.44%, 7/20/44 (b)	266,186	248,539
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (b)(e)	235,119	239,387
Series 2017-A, Class C, 4.50%, 5/17/32 (b)	638,690	599,251
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (b)	488,593	493,644
		9,166,908

Student Loan - 0.0% (f)
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (b)	26,837	26,809

Whole Business - 8.7%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (b)	2,484,837	2,495,249
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (b)	789,038	811,336
DB Master Finance LLC:
Series 2015-1A, Class A2II, 3.98%, 2/20/45 (b)	1,552,000	1,567,415
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (b)	49,875	49,713
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (b)	293,250	302,024
Series 2016-1A, Class A2, 6.125%, 7/20/46 (b)	886,500	935,514
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (b)	1,454,013	1,464,359
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (b)	79,400	82,036
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (b)	2,073,750	2,089,327
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (b)	1,072,500	1,090,233
		10,887,206

Total Asset-Backed Securities (Cost $41,191,530)		41,215,179

U.S. TREASURY OBLIGATIONS - 5.5%
U.S. Treasury Bond, 2.75%, 11/15/47	215,000	205,124
U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (g)	6,038,960	6,635,836

Total U.S. Treasury Obligations (Cost $6,914,785)		6,840,960

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.5%
Bellemeade Re Ltd.:
Series 2015-1A, Class B1, 8.172%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (a)(b)	300,000	308,273
Series 2015-1A, Class M2, 6.172%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	1,335,253	1,357,169
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 5.121%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (a)	1,000,000	1,132,897
Series 2015-HQA2, Class B, 12.372%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (a)	324,406	451,356
Series 2015-HQA2, Class M2, 4.672%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (a)	1,070,170	1,102,665
Series 2017-DNA3, Class B1, 6.321%, (1 mo. USD LIBOR + 4.45%), 3/25/30 (a)	321,667	344,125
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 1M2, 4.871%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (a)	921,298	986,742
Series 2014-C04, Class 1M2, 6.771%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (a)	941,765	1,078,293
Series 2017-C05, Class 1B1, 5.471%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (a)	210,000	210,168
Series 2017-C05, Class 1M2, 4.071%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (a)	790,000	801,500
Series 2017-C06, Class 1B1, 6.021%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (a)	270,000	283,734

Total Collateralized Mortgage-Backed Obligations (Cost $7,624,893)		8,056,922

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 5.176%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (a)(b)	200,000	199,772
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (b)	83,812	83,257
Motel 6 Trust:
Series 2017-MTL6, Class D, 3.926%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(b)	399,999	402,826
Series 2017-MTL6, Class E, 5.026%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (a)(b)	449,381	453,721
RETL, Series 2018-RVP, Class C, 3.827%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (a)(b)	715,000	722,733

Total Commercial Mortgage-Backed Securities (Cost $1,842,666)		1,862,309

FLOATING RATE LOANS (h) - 1.3%

Consumer, Cyclical - 1.3%
VFH Parent LLC, Term Loan, 4.945%, (3 mo. USD LIBOR + 3.25%), 12/30/21	1,627,826	1,645,122

Total Floating Rate Loans (Cost $1,627,826)		1,645,122

TIME DEPOSIT - 0.7%
State Street Bank and Trust Eurodollar Time Deposit, 0.28%, 4/2/18	810,545	810,545

Total Time Deposit (Cost $810,545)		810,545

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio	379,958	379,958

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $379,958)		379,958

Total Purchased Options (Cost $36,214) - 0.0% (f)		1,031

TOTAL INVESTMENTS (Cost $123,725,833) - 99.3%		123,884,899
Other assets and liabilities, net - 0.7%		914,858
NET ASSETS - 100.0%		124,799,757

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. The stated interest rate represents the rate in effect at March 31, 2018.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $54,342,925, which represents 43.5% of the net assets of the Fund as of March 31, 2018.

(c) All or a portion of this security was on loan at March 31, 2018. The aggregate market value of securities on loan at March 31, 2018 was $364,747 and the total market value of the collateral received by the Fund was $379,958, comprised of cash.

(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Multi-step coupon security. The interest rate disclosed is that which is in effect on March 31, 2018.
(f) Amount is less than 0.05%.
(g) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at March 31, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

PURCHASED PUT OPTIONS - 0.0% (f)
EXCHANGE-TRADED OPTIONS - 0.0% (f)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 6/2018	66	$7,995,281	$119.00	4/20/18	$1,031

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	32	Jun-18	$6,803,500	$2,948
U.S. 5-Year Treasury Note	32	Jun-18	3,662,750	17,194
Total Long				$20,142
Short:
U.S. Ultra 10-Year Treasury Note	(6)	Jun-18	($779,156)	($11,199)
U.S. Ultra-Long Treasury Bond	(7)	Jun-18	(1,123,281)	(46,662)
Total Short				($57,861)

At March 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended March 31, 2018, the Fund used futures contracts and options on futures contracts to hedge against interest rates changes and manage overall duration of the Fund.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2018 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$20,142	*	$(57,861)	*
Purchased options	1,031		—
Total	$21,173		$(57,861)

* Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of March 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$63,072,873	$—	$63,072,873
Asset-Backed Securities	—	41,215,179	—	41,215,179
U.S. Treasury Obligations	—	6,840,960	—	6,840,960
Collateralized Mortgage-Backed Obligations	—	8,056,922	—	8,056,922
Commercial Mortgage-Backed Securities	—	1,862,309	—	1,862,309
Floating Rate Loans	—	1,645,122	—	1,645,122
Time Deposit	—	810,545	—	810,545
Short Term Investment of Cash Collateral for Securities Loaned	379,958	—	—	379,958
Purchased Options	1,031	—	—	1,031
Total Investments	$380,989	$123,503,910	$—	$123,884,899

Futures Contracts (1)	$20,142	$—	$—	$20,142

Liabilities
Futures Contracts (1)	$(57,861)	$—	$—	$(57,861)
(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

There were no transfers between Level 1 and Level 2 during the fiscal year to date ended March 31, 2018.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Management Series

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    May 24, 2018

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    May 24, 2018